Related Party Transactions - Summary of related party role in entity and voting interest on fully diluted basis (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Dr. Qichao Hu [Member]
Related Party Transaction [Line Items]
Role	Chief Executive Officer, Founder and Board representation	Chief Executive Officer, Founder and Board representation	Chief Executive Officer, Founder and Board representation
Voting Interest	13.40%	15.47%	15.47%
Long Siang Pte Ltd. [Member]
Related Party Transaction [Line Items]
Role	Board representation	Board representation	Board representation
Voting Interest	8.30%	9.58%	9.58%
Vertex Legacy Continuation Fund Pte Ltd [Member]
Related Party Transaction [Line Items]
Role	Board representation	Board representation	Board representation
Voting Interest	9.70%	10.79%	10.79%
General Motors Ventures LLC [Member]
Related Party Transaction [Line Items]
Role	Board representation	Board representation	Board representation
Voting Interest	7.00%	7.25%	7.25%
Tianqi Lithium HK Co Ltd [Member]
Related Party Transaction [Line Items]
Role	Board representation	Board representation	Board representation
Voting Interest	9.30%	10.76%	10.76%
Anderson Investments Pte Ltd [Member]
Related Party Transaction [Line Items]
Role	Board representation	Board representation	Board representation
Voting Interest	8.70%	10.04%	10.04%
SK Holdings [Member]
Related Party Transaction [Line Items]
Role	Board representation	Board representation	Board representation
Voting Interest	12.90%	11.89%	11.89%